Note 9 - Derivatives - Note Conversion Feature (Details) - Reconciliation of Derivative Liability (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2010
Reconciliation of Derivative Liability [Abstract]
Fair Value at	$ 268,249		$ 364,802	$ 442,311	$ 364,802	$ 268,249	$ 160,659
Issuance of instruments			952,214	840,442
Decrease in value	(72,896)	(82,009)	(131,397)	(40,030)	(175,753)	(26,920)
Reclassification from liability to equity as a result of note conversions	$ 23,657		$ (898,326)	$ (518,760)